Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
The Opal Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Opal Dividend Income ETF
Class Name	Opal Dividend Income ETF
Trading Symbol	DIVZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Opal Dividend Income ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/divz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/divz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opal Dividend Income ETF	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/divz for more recent performance information.
Net Assets	$ 104,989,336
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$104,989,336
Number of Holdings	32
Portfolio Turnover	30%
30-Day SEC Yield	2.93%

Holdings [Text Block]

Top Sectors	(%)
Consumer, Non-cyclical	26.8%
Energy	17.0%
Technology	13.9%
Financial	13.3%
Utilities	12.4%
Communications	4.7%
Industrial	4.4%
Basic Materials	2.9%
Consumer, Cyclical	2.4%
Cash & Other	2.2%

Top 10 Issuers	(%)
NextEra Energy, Inc.	5.4%
Broadcom, Inc.	4.9%
Citigroup, Inc.	4.8%
Verizon Communications, Inc.	4.7%
American Electric Power Co., Inc.	4.6%
British American Tobacco PLC	4.5%
Exxon Mobil Corp.	4.1%
Philip Morris International, Inc.	4.0%
Oracle Corp.	3.7%
Chevron Corp.	3.6%

Updated Prospectus Web Address	https://www.true-shares.com/divz
RiverNorth Enhanced Pre-Merger SPAC ETF
Shareholder Report [Line Items]
Fund Name	RiverNorth Enhanced Pre-Merger SPAC ETF
Class Name	RiverNorth Enhanced Pre-Merger SPAC ETF
Trading Symbol	SPCZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RiverNorth Enhanced Pre-Merger SPAC ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/spcz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/spcz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverNorth Enhanced Pre-Merger SPAC ETF	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/spcz for more recent performance information.
Net Assets	$ 5,154,107
Holdings Count | $ / shares	83
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$5,154,107
Number of Holdings	83
Portfolio Turnover	26%

Holdings [Text Block]

Top Sectors	(%)
Diversified	98.6%
Cash & Other	1.4%

Top 10 Issuers	(%)
Golden Star Acquisition Corp.	5.0%
Four Leaf Acquisition Corp.	4.2%
Global Lights Acquisition Corp.	4.3%
Bukit Jalil Global Acquisition 1 Ltd.	4.2%
Ai Transportation Acquisition Corp.	4.1%
Quetta Acquisition Corp.	4.0%
Trailblazer Merger Corp. I	4.0%
Spark I Acquisition Corp.	4.1%
TMT Acquisition Corp.	4.0%
Black Hawk Acquisition Corp.	4.0%

Updated Prospectus Web Address	https://www.true-shares.com/spcz
RiverNorth Patriot ETF
Shareholder Report [Line Items]
Fund Name	RiverNorth Patriot ETF
Class Name	RiverNorth Patriot ETF
Trading Symbol	FLDZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RiverNorth Patriot ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/fldz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/fldz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverNorth Patriot ETF	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/fldz for more recent performance information.
Net Assets	$ 3,572,746
Holdings Count | $ / shares	304
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$3,572,746
Number of Holdings	304
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors	(%)
Financial	22.4%
Consumer, Cyclical	17.6%
Consumer, Non-cyclical	15.9%
Utilities	13.0%
Energy	12.2%
Industrial	9.8%
Communications	5.7%
Technology	3.0%
Cash & Other	0.4%

Top 10 Issuers	(%)
Intuit, Inc.	0.5%
Rivian Automotive, Inc.	0.5%
Target Corp.	0.5%
McKesson Corp.	0.5%
Lowe’s Cos., Inc.	0.5%
Ulta Beauty, Inc.	0.5%
Republic Services, Inc.	0.4%
Casey’s General Stores, Inc.	0.4%
Energy Transfer LP	0.4%
CSX Corp.	0.4%

Updated Prospectus Web Address	https://www.true-shares.com/fldz
TrueShares Active Yield ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Active Yield ETF
Class Name	TrueShares Active Yield ETF
Trading Symbol	ERNZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Active Yield ETF for the period of January 1,2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/ernz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/ernz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Active Yield ETF	$13*	0.75%
[1]
Expenses Paid, Amount	$ 13	[1]
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/ernz for more recent performance information.
Net Assets	$ 148,149,624
Holdings Count | $ / shares	150
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$148,149,624
Number of Holdings	150
Portfolio Turnover	29%
30-Day SEC Yield	7.87%

Holdings [Text Block]

Top Sectors	(%)
Financial	32.8%
Industrial	18.1%
Consumer, Non-cyclical	8.0%
Consumer, Cyclical	4.2%
Energy	3.8%
Communications	1.4%
Basic Materials	1.1%
Utilities	0.5%
Cash & Other	30.1%

Top 10 Issuers	(%)
Cornerstone Strategic Value Fund, Inc.	3.1%
Guggenheim Strategic Opportunities Fund	3.0%
Sixth Street Specialty Lending, Inc.	3.0%
Nordic American Tankers Ltd.	2.9%
DHT Holdings, Inc.	2.9%
Oaktree Specialty Lending Corp.	2.9%
Euronav NV	2.9%
International Seaways, Inc.	2.8%
Global Net Lease, Inc.	2.3%
First Trust Exchange-Traded Fund VI First Trust Nasdaq BuyWrite Income ETF	2.3%

Updated Prospectus Web Address	https://www.true-shares.com/ernz
TrueShares Eagle Global Renewable Energy Income ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Eagle Global Renewable Energy Income ETF
Class Name	TrueShares Eagle Global Renewable Energy Income ETF
Trading Symbol	RNWZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Eagle Global Renewable Energy Income ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/rnwz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/rnwz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Eagle Global Renewable Energy Income ETF	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/rnwz for more recent performance information.
Net Assets	$ 2,413,766
Holdings Count | $ / shares	25
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$2,413,766
Number of Holdings	25
Portfolio Turnover	16%

Holdings [Text Block]

Top Sectors	(%)
Utilities	93.2%
Industrial	2.6%
Financial	2.3%
Cash & Other	1.9%

Top 10 Issuers	(%)
SSE PLC	8.6%
NextEra Energy, Inc.	8.2%
Enel SpA	7.8%
RWE AG	7.5%
Orsted AS	7.2%
AES Corp.	6.8%
Northland Power, Inc.	5.1%
Iberdrola SA	4.7%
PG&E Corp.	4.0%
AGL Energy Ltd.	3.4%

Updated Prospectus Web Address	https://www.true-shares.com/rnwz
TrueShares Technology, AI & Deep Learning ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Technology, AI & Deep Learning ETF
Class Name	TrueShares Technology, AI & Deep Learning ETF
Trading Symbol	LRNZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Technology, AI & Deep Learning ETF for the period of January 1,2024, to June 30,2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/lrnz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/lrnz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Technology, AI & Deep Learning ETF	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/lrnz for more recent performance information.
Net Assets	$ 41,473,384
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$41,473,384
Number of Holdings	22
Portfolio Turnover	16%

Holdings [Text Block]

Top Sectors	(%)
Technology	74.7%
Consumer, Non-cyclical	13.6%
Communications	6.2%
Consumer, Cyclical	2.8%
Cash & Other	2.7%

Top 10 Issuers	(%)
NVIDIA Corp.	17.4%
Crowdstrike Holdings, Inc. - Class A	9.6%
Samsara, Inc.	6.6%
Advanced Micro Devices, Inc.	5.8%
Elastic N.V.	5.4%
Cloudflare, Inc.	5.0%
Datadog, Inc. - Class A	4.8%
Eli Lilly & Co.	4.8%
Novo Nordisk AS	4.5%
ServiceNow, Inc.	4.5%

Updated Prospectus Web Address	https://www.true-shares.com/lrnz

[1]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would have been higher if the Fund had been in operations for the full six months.